INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Contingency [Line Items]
Effective tax rate	30.30%	23.70%	31.50%	24.50%
Effective tax rate increase	4.40%		2.70%
Foreign Tax Authority
Income Tax Contingency [Line Items]
Effective tax rate increase			1.50%